Financing Leases (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
For the year ending December 31,
2019 (remainder of year)	$ 141,875	$ 464,269
2020	464,269	464,269
2021	464,269	464,269
2022	77,335	77,336
Total minimum lease payments	1,147,748	1,470,143
Less amount representing interest	240,504	(343,837)
Present value of minimum lease payments	907,244	1,126,306
Less current portion of minimum lease	(344,716)	(299,157)	$ (615,349)
Less debt issuance costs, net	(28,070)	(37,114)
Less payments to Utica for release of lien	(249,784)	(75,000)
Less lease deposits	(38,807)	(38,807)
End of lease buyout payments	117,413	87,011
Long-term present value of minimum lease payment	$ 363,280	$ 763,239